SIGNIFICANT ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss applicable to shareholders of ordinary shares		$ (7,246)	$ (4,053)	$ (1,279)
Interest accrued on convertible preferred shares		0	(0)	(1,130)
Total loss attributed to ordinary shares		$ (7,246)	$ (4,053)	$ (2,409)
Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	[1]	9,812,234	3,243,943	576,556
Net loss per share of ordinary share, basic and diluted (in Dollars per share)	[1]	$ (0.74)	$ (1.25)	$ (4.17)

[1]	Share and per share data is presented on a retroactive basis to reflect the reverse share split, refer to note 1(c).